Consolidated Statements of Changes in Shareholders' Equity	Members' Equity Previously Reported USD ($)	Members' Equity Cumulative effect of retroactive application of recapitalization USD ($)	Common Shares Previously Reported Class A Common shares USD ($) shares	Common Shares Previously Reported Common Class B [Member] USD ($) shares	Common Shares Cumulative effect of retroactive application of recapitalization Class A Common shares USD ($) shares	Common Shares Cumulative effect of retroactive application of recapitalization Common Class B [Member] USD ($) shares	Additional Paid-In Capital Previously Reported USD ($)	Additional Paid-In Capital Cumulative effect of retroactive application of recapitalization USD ($)	Additional Paid-In Capital USD ($)	Accumulated Deficit Previously Reported USD ($)	Accumulated Deficit USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Previously Reported USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Cumulative effect of retroactive application of recapitalization USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS USD ($)	Non-Controlling Interest Previously Reported USD ($)	Non-Controlling Interest Cumulative effect of retroactive application of recapitalization USD ($)	Non-Controlling Interest USD ($)	Previously Reported USD ($)	Cumulative effect of retroactive application of recapitalization Exchangeable Voting Shares shares	Multiple Voting Shares shares	Subordinate Voting Shares. shares	Exchangeable Voting Shares shares	USD ($)
Balance at Dec. 31, 2019	$ 35,047,515	$ (35,047,515)						$ 38,602,246	$ 38,602,246			$ 35,047,515	$ 3,554,731	$ 38,602,246	$ 3,554,731	$ (3,554,731)		$ 38,602,246					$ 38,602,246
Balance (in shares) at Dec. 31, 2019 | shares																			22,388,322			22,388,322
Increase (Decrease) in Stockholders' Equity
Net loss											$ (16,659,478)			(16,659,478)									(16,659,478)
Net Loss																							(16,659,478)
Net Loss Attributable to Non-Controlling Interest																							0
Contributions									11,835					11,835									11,835
Share-Based Compensation from Options									2,547,792					2,547,792									2,547,792
Issuance of Warrants for Relief of Liabilities									426,887					426,887									426,887
Issuance for Business Acquisition									3,095,642					3,095,642									3,095,642
Shares issued | shares																						1,004,676
Cancellation of Shares for Issuance of Convertible Debt									(1,750,000)					(1,750,000)									(1,750,000)
Cancellation of Shares for Issuance of Convertible Debt (in shares) | shares																						(201,435)
Balance at Dec. 31, 2020			$ 2,059	$ 323	$ (2,059)	$ (323)	$ 42,932,020	$ 2,382	42,934,402	$ (16,659,478)	(16,659,478)	$ 26,274,924		26,274,924				$ 26,274,924					26,274,924
Balance (in shares) at Dec. 31, 2020 | shares			205,900,164	32,295,270	(205,900,164)	(32,295,270)													23,191,563			23,191,563
Increase (Decrease) in Stockholders' Equity
Balance																							26,274,924
Net loss											(44,167,812)			(44,167,812)									(44,167,812)
Net Loss																							(44,365,586)
Net Loss Attributable to Non-Controlling Interest																	$ (197,774)						(197,774)
Share-Based Compensation from Options									88,654					88,654									88,654
Share-Based Compensation from Options (in shares) | shares																					479,195
Issuance for Business Acquisition									3,380,278					3,380,278									3,380,278
Shares issued | shares																						731,369
Share-Based Compensation from Options and RSU's									8,484,913					8,484,913									8,484,913
Share-Based Compensation from Common Shares									225,000					225,000									225,000
Share-Based Compensation from Common Shares (in shares) | shares																						48,682
Issuance for Conversion of Convertible Debt									1,925,000					1,925,000									1,925,000
Issuance for Conversion of Convertible Debt (in shares) | shares																						646,096
Preferred Shares of Subsidiary Issued for Conversion of Debt									31,285,258					31,285,258									31,285,258
Derivative Liability Reclassed to Equity Upon Conversion of Debt									6,722,000					6,722,000									6,722,000
Issuance for Conversion of Preferred Shares (in shares) | shares																						2,577,227
Issuance for Exercise of Warrants (in shares) | shares																						160,149
Shares Payable for Asset Acquisition									748,500					748,500									748,500
Reclass of Shares Payable									(2,756,830)					(2,756,830)									(2,756,830)
Fair Value of Warrants Issued in Connection with Debt									3,276,764					3,276,764									3,276,764
Shares Issued in Business Combination for Cash									116,630,384					116,630,384									116,630,384
Shares Issued in Business Combination for Cash (in shares) | shares																				4,754,979	22,335,908
Issuance for Conversion of Exchangeable Shares | shares																					9,098,302	(9,098,302)
Cash Received in Advance of Shares Issued									1,500,000					1,500,000									1,500,000
Cash Received in Advance of Shares Issued (in shares) | shares																					150,000
Shares Issued for the Purchase of Property and Equipment									29,250,000					29,250,000									29,250,000
Shares Issued for the Purchase of Property and Equipment (in shares) | shares																					6,500,000
Distributions to Preferred Shareholders									(1,797,423)					(1,797,423)									(1,797,423)
Balance at Dec. 31, 2021									$ 241,896,900		$ (60,827,290)			$ 181,069,610									$ 181,069,610
Balance (in shares) at Dec. 31, 2021 | shares																				4,754,979	38,563,405	18,256,784
Increase (Decrease) in Stockholders' Equity
Recapitalization Transaction Ratio																							10.27078
Balance																	$ (197,774)						$ (197,774)
Balance																							$ 180,871,836